Acquisitions and Divestitures - Acquisitions Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 businessAcquired	Dec. 31, 2020 USD ($) businessAcquired	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Number of acquisitions | businessAcquired			0	0
Cash paid					$ 5,194
M*Modal
Business Acquisition [Line Items]
Cash paid	$ 700				708
Assumed debt	$ 300
Revenue from acquiree since acquisition					300
Earnings (loss) from acquiree since acquisition					(25)
Acelity
Business Acquisition [Line Items]
Cash paid					$ 4,486
Revenue from acquiree since acquisition		$ 350
Earnings (loss) from acquiree since acquisition		$ (45)
Adjustments to purchase price allocation				$ 34